Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Plant and equipment	$ 485	$ 280
Right-of-use assets	991	1,036
Intangible assets	14,778	14,798
Rental deposits	124	113
Time deposits with original maturity over three months	4,307	7,842
Total non-current assets	20,685	24,069
Current assets
Deposits, prepayments and deferred expenses	1,176	4,827
Tax recoverable		57
Financial assets at FVTPL	19,067	23,744
Time deposits with original maturity over three months	2,872	24,000
Cash and cash equivalents	32,675	46,740
Total current assets	55,790	99,368
Total assets	76,475	123,437
Current liabilities
Other payables and accruals	11,675	11,401
Financial liabilities arising from unvested restricted shares	68	1,647
Lease liabilities	614	508
Total current liabilities	12,357	13,556
Net current assets	43,433	85,812
Total assets less current liabilities	64,118	109,881
Non-current liabilities
Lease liabilities	377	528
Convertible preferred shares	511,861	322,215
Total non-current liabilities	512,238	322,743
Net liabilities	(448,120)	(212,862)
Equity
Share capital	41	40
Treasury shares	(68)	(1,647)
Share premium	12,279	11,888
Reserves	14,228	12,292
Accumulated losses	(474,600)	(235,435)
Total equity	$ (448,120)	$ (212,862)